Loans (Accruing And Non-Accruing Loans By Class) (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	$ 15,134,048,000		$ 16,441,548,000
Total Non-Accruing	255,026,000		267,034,000
Loans, net of unearned income	15,389,074,000		16,708,582,000		16,397,127,000
Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	7,843,817,000		8,674,356,000
Total Non-Accruing	79,759,000		122,600,000
Loans, net of unearned income	7,923,576,000		8,796,956,000		8,014,927,000
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	5,215,773,000		5,624,258,000
Total Non-Accruing	117,598,000		64,445,000
Loans, net of unearned income	5,333,371,000	[1]	5,688,703,000	[1]	5,891,546,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	1,115,178,000		1,122,665,000
Total Non-Accruing	18,101,000		45,570,000
Loans, net of unearned income	1,133,279,000		1,168,235,000		1,378,410,000
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	624,071,000		732,862,000
Total Non-Accruing	38,171,000		32,721,000
Loans, net of unearned income	662,242,000	[2]	765,583,000	[2]	828,193,000
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	336,606,000		289,105,000		284,051,000
General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	6,710,216,000		6,491,676,000
Total Non-Accruing	42,749,000		69,216,000
Loans, net of unearned income	6,752,965,000		6,560,892,000
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	790,463,000		1,823,985,000
Total Non-Accruing	146,000		362,000
Loans, net of unearned income	790,609,000		1,824,347,000
TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	336,043,000	[3]	358,695,000	[4]
Total Non-Accruing	36,864,000	[3]	53,022,000	[4]
Loans, net of unearned income	372,907,000	[3]	411,717,000	[4]
LOCOM valuation allowance	29,400,000		34,200,000
Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	1,036,732,000		1,076,971,000
Total Non-Accruing	16,422,000		32,959,000
Loans, net of unearned income	1,053,154,000		1,109,930,000
Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	39,618,000		45,694,000
Total Non-Accruing	1,679,000		12,611,000
Loans, net of unearned income	41,297,000		58,305,000
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	2,728,485,000		3,188,511,000
Total Non-Accruing	78,106,000		38,180,000
Loans, net of unearned income	2,806,591,000		3,226,691,000
R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	2,486,399,000		2,435,747,000
Total Non-Accruing	39,492,000		26,265,000
Loans, net of unearned income	2,525,891,000		2,462,012,000
Credit Card Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	1,792,000		1,731,000
90+ Days Past Due	1,369,000		1,707,000
Loans, net of unearned income	185,959,000		182,609,000
Other Consumer Loans Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	996,000		626,000
90+ Days Past Due	394,000		126,000
Loans, net of unearned income	150,633,000		106,496,000
C I Purchase Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	7,095,000
Total Non-Accruing	0
Loans, net of unearned income	7,095,000
C R E Purchase Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	38,828,000
Total Non-Accruing	0
Loans, net of unearned income	38,828,000
R E Installment Purchase Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	889,000
Total Non-Accruing	0
Loans, net of unearned income	889,000
Other Purchase Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	14,000
Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	15,031,486,000		16,318,405,000
30-89 Days Past Due	70,298,000		80,893,000
90+ Days Past Due	32,264,000		42,250,000
Accruing [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	7,833,401,000		8,654,936,000
30-89 Days Past Due	8,606,000		18,998,000
90+ Days Past Due	1,810,000		422,000
Accruing [Member] | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	5,155,729,000		5,546,697,000
30-89 Days Past Due	38,560,000		47,158,000
90+ Days Past Due	21,484,000		30,403,000
Accruing [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,104,991,000		1,118,130,000
30-89 Days Past Due	9,109,000		4,535,000
90+ Days Past Due	1,078,000		0
Accruing [Member] | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	606,707,000		715,425,000
30-89 Days Past Due	11,235,000		7,845,000
90+ Days Past Due	6,129,000		9,592,000
Accruing [Member] | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	330,658,000		283,217,000
30-89 Days Past Due	2,788,000		2,357,000
90+ Days Past Due	1,763,000		1,833,000
Total Accruing	335,209,000		287,407,000
Accruing [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	6,701,185,000		6,473,770,000
30-89 Days Past Due	8,606,000		17,484,000
90+ Days Past Due	425,000		422,000
Accruing [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	790,463,000		1,822,471,000
30-89 Days Past Due	0		1,514,000
90+ Days Past Due	0		0
Accruing [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	336,043,000	[3]	358,695,000	[4]
30-89 Days Past Due	0	[3]	0	[4]
90+ Days Past Due	0	[3]	0	[4]
Accruing [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,030,910,000		1,072,436,000
30-89 Days Past Due	5,822,000		4,535,000
90+ Days Past Due	0		0
Accruing [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	39,295,000		45,694,000
30-89 Days Past Due	323,000		0
90+ Days Past Due	0		0
Accruing [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,688,193,000		3,137,361,000
30-89 Days Past Due	25,609,000		29,704,000
90+ Days Past Due	14,683,000		21,446,000
Accruing [Member] | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,466,647,000		2,409,336,000
30-89 Days Past Due	12,951,000		17,454,000
90+ Days Past Due	6,801,000		8,957,000
Accruing [Member] | Credit Card Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	182,798,000		179,171,000
30-89 Days Past Due	1,792,000		1,731,000
90+ Days Past Due	1,369,000		1,707,000
Total Accruing	185,959,000		182,609,000
Accruing [Member] | Other Consumer Loans Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	147,846,000		104,046,000
30-89 Days Past Due	996,000		626,000
90+ Days Past Due	394,000		126,000
Total Accruing	149,236,000		104,798,000
Accruing [Member] | C I Purchase Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	5,710,000
30-89 Days Past Due	0
90+ Days Past Due	1,385,000
Accruing [Member] | C R E Purchase Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	34,786,000
30-89 Days Past Due	2,964,000
90+ Days Past Due	1,078,000
Accruing [Member] | R E Installment Purchase Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	889,000
30-89 Days Past Due	0
90+ Days Past Due	0
Accruing [Member] | Other Purchase Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	14,000
30-89 Days Past Due	0
90+ Days Past Due	0
Total Accruing	14,000
Non Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	128,379,000		94,070,000
30-89 Days Past Due	13,396,000		11,750,000
90+ Days Past Due	113,251,000		161,214,000
Non Accruing [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	19,039,000		28,553,000
30-89 Days Past Due	3,668,000		3,631,000
90+ Days Past Due	57,052,000		90,416,000
Non Accruing [Member] | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	88,606,000		42,526,000
30-89 Days Past Due	8,381,000		4,657,000
90+ Days Past Due	20,611,000		17,262,000
Non Accruing [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	4,469,000		9,867,000
30-89 Days Past Due	395,000		920,000
90+ Days Past Due	13,237,000		34,783,000
Non Accruing [Member] | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	14,868,000		11,426,000
30-89 Days Past Due	952,000		2,542,000
90+ Days Past Due	22,351,000		18,753,000
Non Accruing [Member] | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,397,000		1,698,000
30-89 Days Past Due	0		0
90+ Days Past Due	0		0
Total Non-Accruing	1,397,000		1,698,000
Non Accruing [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	19,039,000		28,553,000
30-89 Days Past Due	3,668,000		3,631,000
90+ Days Past Due	20,042,000		37,032,000
Non Accruing [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
30-89 Days Past Due	0		0
90+ Days Past Due	146,000		362,000
Non Accruing [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0	[3]	0	[4]
30-89 Days Past Due	0	[3]	0	[4]
90+ Days Past Due	36,864,000	[3]	53,022,000	[4]
Non Accruing [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	4,339,000		8,336,000
30-89 Days Past Due	395,000		920,000
90+ Days Past Due	11,688,000		23,703,000
Non Accruing [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	130,000		1,531,000
30-89 Days Past Due	0		0
90+ Days Past Due	1,549,000		11,080,000
Non Accruing [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	59,385,000		25,254,000
30-89 Days Past Due	5,261,000		2,263,000
90+ Days Past Due	13,460,000		10,663,000
Non Accruing [Member] | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	29,221,000		17,272,000
30-89 Days Past Due	3,120,000		2,394,000
90+ Days Past Due	7,151,000		6,599,000
Non Accruing [Member] | Credit Card Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
30-89 Days Past Due	0		0
90+ Days Past Due	0		0
Total Non-Accruing	0		0
Non Accruing [Member] | Other Consumer Loans Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,397,000		1,698,000
30-89 Days Past Due	0		0
90+ Days Past Due	0		0
Total Non-Accruing	1,397,000		1,698,000
Non Accruing [Member] | C I Purchase Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0
30-89 Days Past Due	0
90+ Days Past Due	0
Non Accruing [Member] | C R E Purchase Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0
30-89 Days Past Due	0
90+ Days Past Due	0
Non Accruing [Member] | R E Installment Purchase Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0
30-89 Days Past Due	0
90+ Days Past Due	0
Non Accruing [Member] | Other Purchase Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0
30-89 Days Past Due	0
90+ Days Past Due	0
Total Non-Accruing	$ 0

[1]	Balances as of December 31, 2013 and 2012, include $333.8 million and $402.4 million of restricted and secured real estate loans, respectively. See Note 24 - Variable Interest Entities for additional information.
[2]	Balances as of December 31, 2013 and 2012, include $11.2 million and $13.2 million of restricted and secured real estate loans, respectively. See Note 24 - Variable Interest Entities for additional information.
[3]	Total TRUPs includes LOCOM valuation allowance of $29.4 million.
[4]	Total TRUPs includes LOCOM valuation allowance of $34.2 million.